Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases [Abstract]
Table Of Minimum Future Payments Of Leases Under Operating Lease Contracts As Lessee Explanatory [Table Text Block]
Below are the minimum future payments of leases under operating lease contracts not subject to cancellation as of December 31, 2019 and 2018:

	U.S. dollars	In local currency	Total December 31, 2019	Total December 31, 2018
Up to 1 year	79,975	3,753	83,728	72,266
From 1 to 5 years	1,049,064	177,853	1,226,917	2,246,865
More than 5 years	1,187,135	18,945	1,206,080	1,922,188

TOTAL			2,516,725	4,241,319